Stockholders' Equity (Deficit) - Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Stockholders Equity Note Warrants Or Rights Abstract
Outstanding, Number of Shares	40,767	673,208	672,334
Outstanding, Weighted Average Exercise Price	$ 35.13	$ 30.64	$ 30.68
Granted, Number of Shares	0	0	874
Granted, Weighted Average Exercise Price	$ 0	$ 0	$ 2.5
Cancelled, Number of Shares	(3,211)	632,441
Cancelled, Weighted Average Exercise Price	$ (29.09)	$ (2,987)
Exercised, Number of Shares	0	0	0
Exercised, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Outstanding, Number of Shares	37,556	40,767	673,208
Outstanding, Weighted Average Exercise Price	$ 35.65	$ 35.13	$ 30.64